INCOME TAXES - Deferred tax assets (Details2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Section 754 election tax basis adjustment		$ 3,601,000
Net operating loss		3,999,000
Credits and other carryforwards		142,000
Investment in consolidated subsidiary SES Holdings, LLC		297,000
Property and equipment		220,000
Total deferred tax assets		8,259,000
Deferred tax liabilities
Property and equipment			$ 68,000
Intangible assets		811,000	1,343,000
Noncurrent state deferred tax liability		113,000
Total deferred tax liabilities		924,000	1,411,000
Net deferred tax assets (liabilities)		7,335,000	(1,411,000)
Valuation allowance		(7,932,000)
Net deferred tax assets (liabilities)		(597,000)	(1,411,000)
Net deferred tax related to the step up in tax basis		9,700,000
Liability or expense	$ 0	0	$ 0
Federal
Deferred tax liabilities
Net operating loss carryforward		10,900,000
State
Deferred tax liabilities
Net operating loss carryforward		$ 3,400,000